PROPERTY AND EQUIPMENT (Tables) (Property, Plant and Equipment other than mining properties and mineral rights)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment other than mining properties and mineral rights
Property and equipment
Schedule of Property and Equipment

	Estimated Life	June 30, 2014	December 31, 2013
Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	313,657	234,518
Land	—	266,977	266,977
Building and improvements	5 - 25 years	738,959	730,068
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipment	10 years	3,169,442	3,169,442
Vehicles and mining equipment	5 - 10 years	695,825	695,825
		8,771,530	8,683,500
Less: accumulated depreciation		(2,720,914)	(2,232,860)

		$6,050,616	$6,450,640

	Estimated Life	December 31, 2013	December 31, 2012
Furniture and fixtures	5 years	$56,995	$56,995
Office and computer equipment	1 - 5 years	234,518	220,060
Land	—	266,977	266,977
Building and improvements	5 - 25 years	730,068	727,965
Site costs	10 years	1,272,732	1,272,732
Crushing system	20 years	2,256,943	2,256,943
Process plant and equipment	10 years	3,169,442	3,166,280
Vehicles and mining equipment	5 - 10 years	695,825	682,373
		8,683,500	8,650,325
Less: accumulated depreciation		(2,232,860)	(1,263,549)

		$6,450,640	$7,386,776